Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Events after reporting period (Details)
€ / shares in Units, $ / shares in Units, € in Millions, $ in Millions
	Jul. 15, 2021 USD ($)	Jul. 15, 2021 EUR (€)	Jul. 02, 2021 USD ($) $ / shares	Jul. 02, 2021 EUR (€)	Mar. 26, 2021 $ / shares	Mar. 26, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Expected consideration (in usd per share) | (per share)					$ 24	€ 1
Santander Holding USA, Inc. | Santander Consumer USA | Major business combination
Disclosure of detailed information about business combination [line items]
Expected cash consideration to be paid			$ 2,358	€ 2,000
Santander Holding USA, Inc. | Pierpoint Capital Holding LLC | Major business combination
Disclosure of detailed information about business combination [line items]
Expected cash consideration to be paid	$ 600	€ 500
Santander Consumer USA | Santander Holding USA, Inc. | Major business combination
Disclosure of detailed information about business combination [line items]
Expected consideration (in usd per share)			$ 39
Proportion of ownership interest in subsidiary (in percentage)			80.00%	80.00%